Subordinated Debentures (Trust Preferred Securities) (Tables)	12 Months Ended
Dec. 31, 2013
Subordinated Debentures (Trust Preferred Securities) [Abstract]
Subordinated Debentures (Trust Preferred Securities)
					Total
			3-Month	Added	Interest		5-Year
Description	Date	Amount	Libor Rate	Points	Rate	Maturity	Call Option
		(In Thousands)

Colony Bankcorp Statutory Trust III	6/17/2004	$4,640	0.24385	2.68	2.92385	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,155	0.24660	1.50	1.74660	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,279	0.24685	1.65	1.89685	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,155	0.23585	1.40	1.63585	9/14/2037	9/14/2012